Other Financial Assets - Schedule of Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Derivative assets (Note 27)	¥ 120,223	¥ 79,654
Investment in equity instruments at fair value through OCI (Note 27)	182,887	157,731
Financial assets associated with contingent consideration arrangements (Note 27)	12,293	23,806
Other	25,892	26,168
Total	355,866	299,857
Non-current	340,777	279,683
Current	15,089	20,174
Convertible notes
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	13,459	11,435
Debt securities
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	¥ 1,113	¥ 1,063